SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 2) - Stock options [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Risk-free Interest Rate	2.80%	3.51%
Expected Dividend Yield	0.00%	0.00%
Expected warrant life (years)	5 years	5 years
Expected Stock Price Volatility	60.28%	60.73%
Expected Forfeiture Rate	13.00%	15.00%
Weighted Average Fair Value	$ 1.06	$ 0.43